EMPLOYEE BENEFIT PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Options Outstanding
Number Outstanding at the end of the period (in shares)	40,681	41,498
Weighted-Average Remaining Contractual Life	8 years 1 month 17 days	8 years 8 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 9.49	$ 6.80
Options Exercisable
Number Exercisable at the end of the period (in shares)	10,406	4,946
Weighted Average Exercise Price (in dollars per share)	$ 9.41	$ 6.72
Exercise Price one
Options Outstanding
Number Outstanding at the end of the period (in shares)	13,323	19,750
Weighted-Average Remaining Contractual Life	7 years 1 month 24 days	8 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.33	$ 6.72
Options Exercisable
Number Exercisable at the end of the period (in shares)	6,762	4,946
Weighted Average Exercise Price (in dollars per share)	$ 9.33	$ 6.72
Exercise Price two
Options Outstanding
Number Outstanding at the end of the period (in shares)	14,761	21,748
Weighted-Average Remaining Contractual Life	8 years 1 month 24 days	9 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.55	$ 6.88
Options Exercisable
Number Exercisable at the end of the period (in shares)	3,644
Weighted Average Exercise Price (in dollars per share)	$ 9.55
Exercise Price three
Options Outstanding
Number Outstanding at the end of the period (in shares)	12,597
Weighted-Average Remaining Contractual Life	9 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 9.58